INVESTMENTS - Additional Information (Details) $ in Millions		1 Months Ended												2 Months Ended	12 Months Ended
	Jul. 21, 2021 shares	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Jul. 31, 2022 CNY (¥) shares	Jul. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Nov. 30, 2020 USD ($) shares	Aug. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Aug. 31, 2022 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jul. 31, 2022 USD ($) shares	Apr. 30, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jul. 31, 2021 CNY (¥)	Jul. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Apr. 30, 2021 CAD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Feb. 29, 2020	Apr. 30, 2019 USD ($)
INVESTMENTS.
(Impairment) gain on other investments															¥ 30,000,000		¥ 17,200,000		¥ 18,000,000		$ 4,300,000
Gain on disposal of equity investment and available-for-sale investments															711,914	$ 100,000	0		174,295
Impairment on equity investments															17,300,000	2,501,380	7,599,505		1,172,755
Income (Loss) from Equity Method Investments																	(1,725,152)		(2,165,935)
Gain on disposal of investment in equity investee and available-for-sales investment															711,914	103,218			174,295
Gain on investment																	14,300,000	$ 2,100,000
Recognized a loss on change in investment															¥ 13,500,000	$ 2,000,000.0	23,400,000	3,400,000
Shanyeyunye
INVESTMENTS.
Investment made | $																														$ 900,000
Percentage of equity interest															10.00%	10.00%
Nanyang Herbs
INVESTMENTS.
Impairment in equity and other investments															¥ 0		3,300,000
Skychain Technologies Inc. ("Skychain")
INVESTMENTS.
Amount of investment agreed										¥ 10,600,000																								$ 4
Amount invested																	¥ 4,609,500																$ 1,500,000
Percentage of shares acquired																	9.81%												9.81%
Percentage of debentures acquired										15.11%
Investments for Debentures										¥ 10,600,000																							1,500,000
Renewal term of debenture										12 months
Debenture, interest rate										1.00%
Impairment on equity investments																	¥ 1,700,000	200,000
Impairment loss															15,300,000	$ 2,200,000	¥ 4,300,000	600,000
Equity method investment ownership ( as a percentage)																	9.81%												9.81%
Nanyang Herbs
INVESTMENTS.
Percentage of shares acquired																																								50.00%
Investment made																	¥ 3,300,000		3,300,000										$ 500,000								$ 500,000
Equity method investment ownership ( as a percentage)																																								50.00%
Principal Investment Gain (Loss)																	¥ 3,300,000	$ 500,000	3,300,000	$ 500,000
Dragonfly Ventures II, L.P. ("Dragonfly")
INVESTMENTS.
Investment made																																			¥ 19,500,000	$ 2,800,000
Percentage of equity interest																	1.19%	1.19%
Redblock Inc. ("Redblock")
INVESTMENTS.
Investment made																															¥ 1,900,000	$ 300,000
Percentage of equity interest																	1.00%	1.00%
SMI Vantage("SMI")
INVESTMENTS.
Amount invested																									¥ 2,100,000	$ 300,000
Investment income (loss)															10,200,000	1,500,000
Income (loss) Investment income																	¥ 8,300,000	$ 1,200,000
Common Stock, Value, Subscriptions										¥ 1,600,000																							$ 200,000
Share exercised options paid								¥ 4,900,000	$ 700,000
Shanghai Lingjun Sports Culture Development Co., Ltd. ("Shanghai Lingjun")
INVESTMENTS.
Investment made								6,000,000.0
Percentage of equity interest																	12.76%	12.76%
Investment payback		¥ 1,500,000	$ 200,000												4,500,000	700,000
Hangzhou Lianfang Technology Co., Ltd. ("Hangzhou Lianfang")
INVESTMENTS.
Impairment loss															¥ 2,000,000.0	$ 300,000
Investment made								¥ 2,000,000.0																						$ 300,000
Percentage of equity interest								4.00%	4.00%								4.00%	4.00%
FF Intelligent Mobility Global Holdings Ltd. ("FF Intelligent")
INVESTMENTS.
Investment made | $											$ 5,000,000.0																														$ 5,000,000.0
Shares acquisition after merger | shares	423,053														423,053	423,053
Gain on investment															¥ 37,700,000	$ 5,500,000
Lock-up period	6 months
Investment recognition recorded | $											$ 0
FF Intelligent Mobility Global Holdings Ltd. ("FF Intelligent") | Class B ordinary shares
INVESTMENTS.
Common stock issued | shares											2,994,011
Shanyeyunye
INVESTMENTS.
Impairment loss																			5,000,000.0	700,000
Investment made													¥ 5,000,000.0		1,400,000				4,700,000		$ 200,000								$ 500,000								$ 700,000		$ 700,000
Percentage of equity interest													10.00%
Shanyeyunye | Shanyeyunye
INVESTMENTS.
Investment made																	¥ 3,300,000
BeijingNaonao
INVESTMENTS.
Impairment loss																			3,000,000.0	400,000
Investment made												¥ 3,000,000.0																										$ 400,000
Percentage of equity interest												9.09%
SIVA
INVESTMENTS.
Impairment loss																			10,000,000.0	$ 1,400,000
Income (Loss) from Equity Method Investments															0		1,700,000		2,200,000
Impairment in equity and other investments																			¥ 19,200,000
Shanghai Ronglei Culture Communication Co Ltd
INVESTMENTS.
Amount of investment agreed																						¥ 2,000,000	$ 300,000
Investment recognition recorded															3,000,000	400,000	¥ 5,000,000	$ 700,000
Nano Labs, Ltd. [Member]
INVESTMENTS.
Investment made						¥ 20,200,000																		$ 3,000,000
Number of shares sold | shares														187,656
Gain on investment				¥ 700,000	$ 100,000	¥ 15,200,000	$ 2,200,000
Ordinary shares obtain | shares						260,642																		260,642
Recognized a loss on change in investment															¥ 4,300,000	$ 600,000
Gameway Pte.Ltd. [Member]
INVESTMENTS.
Amount invested																											¥ 600,000	$ 90,000.00
Percentage of equity interest															1.25%	1.25%	1.25%	1.25%